Shareholders' Equity (Share Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shareholders' Equity [Abstract]
Outstanding, beginning balance	1,173,433	1,653,434	1,151,121
Granted		154,600	527,500
Forfeited and cancelled	(43,159)	(152,698)	(25,187)
Exercised	(610,489)	(481,903)
Outstanding, ending balance	519,785	1,173,433	1,653,434
Vested at year end	217,976	490,086	725,466
Vested and expected to vest at December 31, 2018	508,684
Exercisable at December 31, 2018	217,976
Weighted average exercise price, Outstanding, beginning balance	$ 2.80	$ 2.82	$ 3.28
Weighted average exercise price, Granted		2.75	1.92
Weighted average exercise price, Forfeited and cancelled	2.53	2.77	5.00
Weighted average exercise price, Exercised	2.79	2.87	0.00
Weighted average exercise price, Outstanding, ending balance	3.16	2.80	2.82
Weighted exercise price, Vested at year end	2.85	$ 3.36	$ 3.32
Weighted average exercise price, Vested and expected to vest at December 31, 2018	3.16
Weighted average exercise price, Exercisable at December 31, 2018	$ 2.85
Weighted average Remaining Contractual term (years), Outstanding	4 years 1 month 20 days
Weighted average Remaining Contractual term (years), Vested and expected to vest	4 years 1 month 20 days
Weighted average Remaining Contractual term (years), Exercisable	3 years 1 month 20 days
Aggregate intrinsic Value, Outstanding	$ 1,886	$ 3,450	$ 1,040
Aggregate Intrinsic Value, Vested and Expected to Vest	1,846
Aggregate intrinsic Value, Exercisable	$ 855	$ 1,140	$ 204